Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
9.	INTANGIBLE ASSETS, NET

Finite-lived intangible assets

	As of December 31, 2017
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB
Traffic acquisition agreement (i)	218,500	(152,152)	66,348
Intellectual property rights (ii)	253,403	(61,242)	192,161
Trademarks	158,189	(72,434)	85,755
User list	148,500	(148,500)	—
Domain names	140,453	(70,943)	69,510
Customer relationships	119,700	(119,700)	—
Others	90,905	(76,674)	14,231
	1,129,650	(701,645)	428,005

	As of December 31, 2018
	Gross carrying value	Accumulated amortization	Net carrying value	Net carrying value
	RMB	RMB	RMB	US$
Traffic acquisition agreement (iii)	546,150	(102,403)	443,747	64,540
Intellectual property rights (ii)	442,580	(119,152)	323,428	47,041
Published mobile games (iv)	373,702	(84,325)	289,377	42,088
Trademarks (iii)	198,492	(102,947)	95,545	13,896
User list	151,896	(148,670)	3,226	469
Online literature	140,807	(18,803)	122,004	17,745
Domain names	140,608	(85,042)	55,566	8,082
Customer relationships	119,700	(119,700)	—	—
Technology (iv)	101,730	(9,304)	92,426	13,443
Others (iii)	105,816	(85,240)	20,576	2,993
	2,321,481	(875,586)	1,445,895	210,297

Intangible assets	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Finite-lived intangible assets	428,005	1,445,895	210,297
Indefinite-lived intangible assets	—	232,298	33,786
Total	428,005	1,678,193	244,083

(i)Pursuant to the services agreement entered into between the Company and Baidu on March 15, 2010 (amended and restated on August 15, 2010 and December 6, 2011), Baidu provides traffic acquisition services to the Group over a ten year period. Due to Baidu’s acquisition of the Company in November 2012 and the Company’s election to apply pushdown accounting (Note 1), a favorable contract asset with a useful life of 7.3 years was recorded. In January 2018, the Company and Baidu agreed to terminate the traffic acquisition service contract in exchange for Baidu paying a fee of US$27,000 to the Company. The excess of the fee received by the Company over the book value of the recorded favorable contract asset, amounting to RMB104,200 (US$15,155), was accounted for as a deemed contribution from the controlling shareholder.

(ii)

Intellectual property rights include various rights the Company acquires either individually or in a bundle to broadcast, operate, publish, translate, distribute and/or adapt various forms of media, including but not limited to online games, literature and films.

(iii)

In February 2018, the Company entered into a share purchase agreement with Baidu, pursuant to which the Company will issue to Baidu an aggregate of 36,860,691 Class B ordinary shares. As consideration for the issuance of such shares and subject to the conditions set forth in the share purchase agreement, Baidu agreed to (i) undertake certain non-compete obligations towards the Company with respect to the online movie ticket and show ticket booking business of Baidu and its affiliates; (ii) direct user traffic related to such ticket business to the Company; (iii) provide the Company with technological support with respect to the Company’s ticket booking business; (iv) license certain trademarks and certain intellectual property rights to the Company; and (v) enter into a ticket business cooperation agreement with the Company, which has been signed concurrently. The transaction was closed on April 12, 2018 and accounted for as an asset acquisition, whereby intangible assets were recorded by the Company.

(iv)

The addition of intangible assets RMB707,000 is generated from the acquisition of Skymoons occurred on July 17, 2018 (Note 3), of which RMB366,000 was attributed to published mobile games with a useful life of two years, RMB101,000 attributable to technology with a useful life of five years and RMB240,000 attributable to mobile games in development. Once the mobile games in development achieve technological feasibility, they will be amortized over a maximum of four years. The carrying amount of mobile games in development with an indefinite useful life was RMB nil and RMB232,298 (US$33,786), as of December 31, 2017 and 2018, respectively.

No impairment charges were recognized on intangible assets for the years ended December 31, 2016, 2017 and 2018, respectively.

Amortization expense was RMB102,242, RMB112,860 and RMB346,672 (US$50,421) for the years ended December 31, 2016, 2017 and 2018, respectively. Estimated amortization expense relating to the existing intangible assets for each of the next five years is as follows:

	RMB	US$
Within 1 year	540,975	78,682
Between 1 and 2 years	429,084	62,408
Between 2 and 3 years	300,768	43,745
Between 3 and 4 years	187,487	27,269
Between 4 and 5 years	71,394	10,384